Expense Example, No Redemption (Vanguard Intermediate-Term Corporate Bond Index Fund Institutional)	Vanguard Intermediate-Term Corporate Bond Index Fu Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	34
3 YEAR	54
5 YEAR	76
10 YEAR	140